Series B,C And D Notes, Net Of Current Maturities (Schedule Of Series A Notes, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Series B, C and D Notes	$ 343,105	$ 408,199
Less – Current maturities	(63,393)	(63,676)
Premium (discount) on Series B, C and D Notes, net	(1,183)	(1,676)
Series B, C and D Notes, net of current maturities	$ 278,529	$ 342,847